SHARE-BASED COMPENSATION - Summary of Estimated Fair Value of Stock Options Using the Valuation Models (Details) - $ / shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Service-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares	$ 0.72	$ 0.71
Weighted average expected term (years)	6 years	5 years 10 months 24 days
Weighted average expected volatility	87.40%	87.30%
Risk-free interest rate	4.10%	4.50%
Dividend yield	0.00%	0.00%
Market and Service-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares	$ 1.97
Weighted average expected term (years)	2 years 9 months 18 days
Weighted average expected volatility	82.50%
Risk-free interest rate	3.80%
Dividend yield	0.00%